Impairment of Goodwill and Other Non-Current Assets - Additional Information (Detail) ₽ in Millions	12 Months Ended
	Dec. 31, 2019 RUB (₽) Segment	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss on goodwill			₽ 0
Impairment loss recognised in profit or loss	₽ 1,804	₽ 7,222	6,081
Carrying value of property, plant and equipment	₽ 196,992	189,879	197,875	₽ 204,353
Percentage decrease in future planned revenue	5.00%
Reversal of impairment	₽ 2,611
Reversal of impairment	₽ 0
Steel segment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of cash generating units | Segment	3
Mining segment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of cash generating units | Segment	6
Power segment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of cash generating units | Segment	2
Korshunov mining plant KMP [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of PP&E			1,631
Impairment loss recognised in profit or loss	₽ 549	1,151
Property Plant Equipment Net Of Impairments			0
Korshunov mining plant KMP [member] | Mineral licenses [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of mineral licenses			640
Bratsk Ferroalloy Plant (BFP) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Additional impairment of property, plant and equipment	702		1,258
Impairment of PP&E			151
Impairment loss recognised in profit or loss	727
Carrying value of property, plant and equipment	702
Izhstal [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss			2,130
Carrying value of property, plant and equipment			₽ 2,871
Reversal of impairment	2,611
Izhstal [member] | Steel segment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of PP&E		781
Carrying value of property, plant and equipment	4,199	1,799
Reversal of impairment	2,611
Southern Kuzbass Power Plant (SKPP) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Goodwill written down	₽ 0	2,382
Impairment loss on goodwill		2,382
Impairment loss recognised in profit or loss		337
Carrying value of property, plant and equipment		₽ 1,889
Percentage decrease in sales prices	2.50%
Excess of recoverable amount over carrying amount	₽ 1,390
Southern Kuzbass Coal Company (SKCC) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of property, plant and equipment, mineral license and other intangible assets	₽ 17,693
Percentage decrease in sales prices	1.30%
Excess of recoverable amount over carrying amount	₽ 6,436
Yakutugol [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss on goodwill	3,139
Impairment of goodwill	8,283
Goodwill	₽ 10,259
Percentage increase in discount rate	1.00%
Additional impairment of goodwill	₽ 1,606
Percentage decrease in steel selling price resulted in gain	3.30%
Percentage decrease in steel selling price resulted no gain	5.50%